Note 7 - Preferred Stock (Details Textual) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 28, 2015	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2014	Mar. 31, 2017	Dec. 31, 2015
Preferred Stock, Par or Stated Value Per Share			$ 0.01		$ 0.01	$ 0.01
Common Stock, Par or Stated Value Per Share			$ 0.001		0.001	0.001
Series A Convertible Preferred Stock [Member]
Common Stock, Par or Stated Value Per Share				$ 1,000
Preferred Stock, Shares Outstanding			0
Series B Convertible Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share			$ 1,000		$ 1,000	$ 1,000
Preferred Stock, Voting Rights			0
Preferred Stock, Shares Outstanding			100		100	100
Convertible Preferred Stock, Total Conversion Shares			285,714
Series C Convertible Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 1,000		$ 1,000		$ 1,000	$ 1,000
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants	$ 2,679,810
Stock Issued During Period, Value, New Issues	$ 983,941
Preferred Stock, Voting Rights			0
Conversion of Stock, Shares Converted		132
Preferred Stock, Shares Outstanding			2,868		2,868	3,000
Convertible Preferred Stock, Total Conversion Shares			57,363,520
Stock Issued During Period, Shares, New Issues	3,000
Warrants Issued in Connection with Series C Preferred Stock [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	51,333,331
Adjustments to Additional Paid in Capital, Warrant Issued	$ 1,695,869
Conversion from Series A Convertible Preferred Stock to Common Stock [Member]
Conversion of Stock, Shares Converted				71
Conversion of Stock, Shares Issued				202,857
Conversion from Series B Convertible Preferred Stock to Common Stock [Member]
Conversion of Stock, Shares Converted				1,550
Conversion of Stock, Shares Issued				4,428,571
Conversion from Series C Convertible Preferred Stock to Common Stock [Member]
Conversion of Stock, Shares Converted			132
Conversion of Stock, Shares Issued			1,400,000